UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Avenue, 29th Floor
         New York, New York  10022

13F File Number:  028-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

 /s/Nancy Havens-Hasty     New York, NY     April 30, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $158,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     3655    71484 SH       SOLE                        0    71484        0
AMGEN INC                      COM              031162100     1156    11276 SH       SOLE                        0    11276        0
BERRY PETE CO                  CL A             085789105     1491    32200 SH       SOLE                        0    32200        0
CONSTELLATION BRANDS INC       CL A             21036P108     4311    90500 SH  PUT  SOLE                        0    90500        0
CONSTELLATION BRANDS INC       CL A             21036P108     2334    49000 SH  CALL SOLE                        0    49000        0
CONSTELLATION BRANDS INC       CL A             21036P108     1667    35000 SH       SOLE                        0    35000        0
CYMER INC                      COM              232572107    14067   146300 SH       SOLE                        0   146300        0
DELL INC                       COM              24702R101    10275   717000 SH       SOLE                        0   717000        0
DELL INC                       COM              24702R101      430    30000 SH  CALL SOLE                        0    30000        0
ENERGYSOLUTIONS INC            COM              292756202     6651  1773574 SH       SOLE                        0  1773574        0
FREEPORT-MCMORAN COPPER        COM              35671D857      867    26200 SH  PUT  SOLE                        0    26200        0
HEINZ H J CO                   COM              423074103     6938    96000 SH       SOLE                        0    96000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     2526    47353 SH       SOLE                        0    47353        0
JUNIPER NETWORKS INC           COM              48203R104     1561    84190 SH       SOLE                        0    84190        0
KAYAK SOFTWARE CORP            CL A             486577109    12398   310263 SH       SOLE                        0   310263        0
LEUCADIA NATL CORP             COM              527288104     3339   121734 SH       SOLE                        0   121734        0
LIFE TECHNOLOGIES CORP         COM              53217V109      646    10000 SH       SOLE                        0    10000        0
LIFEPOINT HOSPITALS INC        COM              53219L109      149     3070 SH       SOLE                        0     3070        0
MCMORAN EXPLORATION CO         COM              582411104    10562   646000 SH       SOLE                        0   646000        0
METALS USA HLDGS CORP          COM              59132A104     4853   235000 SH       SOLE                        0   235000        0
METROPCS COMMUNICATIONS INC    COM              591708102     2932   269000 SH       SOLE                        0   269000        0
NETSPEND HLDGS INC             COM              64118V106     2813   177000 SH       SOLE                        0   177000        0
NYSE EURONEXT                  COM              629491101     3253    84200 SH       SOLE                        0    84200        0
OBAGI MEDICAL PRODUCTS INC     COM              67423R108     3875   196221 SH       SOLE                        0   196221        0
PFIZER INC                     COM              717081103     1929    66842 SH       SOLE                        0    66842        0
PLAINS EXPL&PRODTN CO          COM              726505100     9304   196000 SH       SOLE                        0   196000        0
PRICELINE COM INC              COM NEW          741503403      688     1000 SH  PUT  SOLE                        0     1000        0
SANOFI                         RIGHT 12/31/2020 80105N113     2673  1493392 SH       SOLE                        0  1493392        0
SAUER-DANFOSS INC              COM              804137107     6719   115000 SH       SOLE                        0   115000        0
SPRINT NEXTEL CORP             COM SER 1        852061100     4333   697800 SH       SOLE                        0   697800        0
SPRINT NEXTEL CORP             COM SER 1        852061100      155    25000 SH  PUT  SOLE                        0    25000        0
TELLABS INC                    COM              879664100       86    40966 SH       SOLE                        0    40966        0
US AIRWAYS GROUP INC           COM              90341W108     2630   155000 SH  PUT  SOLE                        0   155000        0
US AIRWAYS GROUP INC           COM              90341W108     2630   155000 SH       SOLE                        0   155000        0
US CONCRETE INC                COM NEW          90333L201     2407   174265 SH       SOLE                        0   174265        0
US CONCRETE INC                DEBT 9.5% 8/3    90333LAF9     3680  2777000 PRN      SOLE                        0  2777000        0
VIRGIN MEDIA INC               COM              92769L101    14887   304000 SH       SOLE                        0   304000        0
WESTERN UN CO                  COM              959802109     2375   157883 SH       SOLE                        0   157883        0
YAHOO INC                      COM              984332106      765    32520 SH       SOLE                        0    32520        0